Note 17 - Commitments (Details) - Future Minimum Lease Payments for All Noncancelable Operating Leases $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Lease Payments for All Noncancelable Operating Leases [Abstract]
2016	$ 1,772
2017	984
2018	380
2019	210
2020	72
Total minimum lease payments	$ 3,418